REDEEMABLE NON-CONTROLLING INTERESTS - Redeemable non-controlling interest (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REDEEMABLE PREFERRED SHARES
Balance at beginning of the year	¥ 120,820
Capital injection from CPE Fund	208,801	¥ 105,000
Net loss attributable to redeemable non-controlling interests	(2,592)	(2,807)
Accretion to redemption value of redeemable non-controlling interests	77,644	18,627
Balance at end of the year	¥ 404,673	¥ 120,820